Deferred Compensation Plan	12 Months Ended
Dec. 31, 2013
Deferred Compensation Plan [Abstract]
Deferred Compensation Plan
(17)	Deferred Compensation Plan

Colony Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts.  In accordance with terms of the contracts, the Bank is committed to pay the participant’s deferred compensation over a specified number of years, beginning at age 65.  In the event of a participant’s death before age 65, payments are made to the participant’s named beneficiary over a specified number of years, beginning on the first day of the month following the death of the participant.

Liabilities accrued under the plans totaled $892,294 and $1,007,490 as of December 31, 2013 and 2012, respectively.  Benefit payments under the contracts were $188,240 in 2013 and $203,904 in 2012.  Provisions charged to operations totaled $75,777 in 2013, $82,250 in 2012 and $98,901 in 2011.

Fee income recognized with deferred compensation plans totaled $164,073 in 2013, $175,302 in 2012 and $154,210 in 2011.